Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Non-current assets
Property, plant and equipment, net	$ 136	$ 98
Right-of-use assets	1,580	17
Other investments	1,000
Deferred offering costs		837
Total non-current assets	2,716	952
Current assets
Inventories	7,281	7,094
Trade and other receivables	10,406	12,204
Amounts due from related parties	235	459
Income tax recoverable	67	59
Cash and cash equivalents	7,703	6,384
Total current assets	25,692	26,200
Total assets	28,408	27,152
Non-current liabilities
Lease liabilities	1,299
Total non-current liabilities	1,299
Current liabilities
Trade and other payables	5,393	16,686
Amount due to directors	3
Amount due to shareholders	52	57
Amount due to related parties	125
Lease liabilities	382
Income tax payable	3,080	2,305
Total current liabilities	9,035	19,048
Total liabilities	10,334	19,048
Capital and reserves
Share capital	13,848	6,661
Merger reserve	(5,913)	(5,913)
Translation reserve	(180)	(144)
Retained earning	10,303	7,488
Capital and reserves	18,058	8,092
Non-controlling interests	16	12
Total shareholders’ equity	18,074	8,104
Total liabilities and equity	$ 28,408	$ 27,152